Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Description of Business
Description of Business

Note 1  Description of Business

Defined Terms

Unless otherwise indicated or unless the context otherwise requires, the following terms used herein shall have the following meanings:

•	references to “CarLotz,” “we,” “us,” “our” and the “Company” are to CarLotz, Inc. and its consolidated subsidiaries;
•	references to “Acamar Partners” refer to the Company for periods prior to the consummation of the Merger referred to below;
•	references to “Acamar Sponsor” are to Acamar Partners Sponsor I LLC; and
•

references to the “Merger” are to the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated as of October 21, 2020 (as amended by Amendment No. 1, dated December 16, 2020, the “Merger Agreement”), by and among CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.) (the “Company”), Acamar Partners Sub, Inc., a wholly owned subsidiary of CarLotz, Inc. (“Merger Sub”), and CarLotz Group, Inc. (f/k/a CarLotz, Inc.) (“Former CarLotz”), pursuant to which Merger Sub merged with and into Former CarLotz, with Former CarLotz surviving as the surviving company and as a wholly owned subsidiary of the Company.

The Company is a used vehicle consignment and retail remarketing company based in Richmond, Virginia. The Company offers an innovative and one-of-a-kind consumer and commercial used vehicle consignment and sales business model, with an online marketplace and eleven retail hub locations throughout the United States, including in Florida, Illinois, North Carolina, Texas, Virginia, Tennessee and Washington State.

Subsidiaries are consolidated when the parent is deemed to have control over the subsidiaries’ operations.

Subsidiary Operations

CarLotz, Inc. owns 100% of CarLotz Group, Inc. (a Delaware corporation), which owns 100% of Orange Grove Fleet Solutions, LLC (a Virginia LLC), 100% of Orange Peel Protection Reinsurance Co. Ltd. (a Turks and Caicos Islands, British West Indies company) and 100% of Orange Peel LLC (a Virginia LLC), which owns 100% of Orange Peel Reinsurance, Ltd. (a Turks and Caicos Islands, British West Indies company).

Basis of Presentation

On January 21, 2021, (the “Closing Date”), the Company consummated the previously announced merger pursuant to that certain Agreement and Plan of Merger, dated as of October 21, 2020, by and among the Company, Merger Sub and Former CarLotz, as amended by Amendment No,. 1 to the Agreement and Plan of Merger, dated December 16, 2020, by and among the Company, Merger Sub and Former CarLotz. (See Note 3 “Merger” for further discussion).

Pursuant to the terms of the Merger Agreement, a business combination between the Company and Former CarLotz was effected through the merger of Merger Sub with and into Former CarLotz surviving as the surviving company. Notwithstanding the legal form of the Merger pursuant to the Merger Agreement, the Merger is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, CarLotz is treated as the acquired company and Former CarLotz is treated as the acquiror for financial statement reporting and accounting purposes.

As a result of Former CarLotz being the accounting acquirer, the financial reports filed with the SEC by the Company subsequent to the Merger are prepared “as if” Former CarLotz is the predecessor and legal successor to the Company. The historical operations of Former CarLotz are deemed to be those of the Company. Thus, the financial statements included in this report reflect (i) the historical operating results of Former CarLotz prior to the Merger, (ii) the combined results of the Company and Former CarLotz following the Merger on January 21, 2021, (iii) the assets and liabilities of Former CarLotz at their historical cost and (iv) the Company’s equity structure for all periods presented. The recapitalization of the number of shares of common stock attributable to the purchase of Former CarLotz in connection with the Merger is reflected retroactively to the earliest period presented and will be utilized for calculating earnings per share in all prior periods presented. No step-up basis of intangible assets or goodwill was recorded in the Merger transaction consistent with the treatment of the transaction as a reverse recapitalization of Former CarLotz.

In connection with the Merger, Acamar Partners Acquisition Corp. changed its name to CarLotz, Inc. The Company’s common stock is now listed on The Nasdaq Global Market under the symbol “LOTZ” and warrants to purchase the common stock at an exercise price of $11.50 per share are listed on The Nasdaq Global Market under the symbol “LOTZW”. Prior to the Merger, the Company neither engaged in any operations nor generated any revenue. Until the Merger, based on the Company’s business activities, it was a “shell company” as defined under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

The accompanying interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in annual financial statements have been condensed or omitted pursuant to such rules and regulations. Therefore, these interim condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements and related notes of Former CarLotz as of December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018 (audited consolidated financial statements) contained herein. The condensed consolidated balance sheet as of December 31, 2020, included herein, was derived from the audited consolidated financial statements of Former CarLotz as of that date contained herein.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements, and in management’s opinion, include all adjustments, which consist of only normal recurring adjustments necessary for the fair statement of the Company’s condensed consolidated balance sheet as of March 31, 2021 and its results of operations for the three months ended March 31, 2021 and 2020. The results for the three months ended March 31, 2021 are not necessarily indicative of the results expected for the current fiscal year or any other future periods.

Note 1 — Description of Business

CarLotz, Inc. (now known as CarLotz Group, Inc.) and its wholly-owned subsidiaries (collectively, the “Company”) is a used vehicle consignment and automotive retailer company based in Richmond, Virginia. The Company offers an innovative and one-of-a-kind consumer and commercial used vehicle consignment and sales business model, with an online marketplace and ten retail hub locations throughout the United States, including in Florida, Illinois, North Carolina, Texas, Virginia and Washington.

The Company was formed as a Delaware corporation and commenced operations in 2011.

Subsidiaries are consolidated when the parent is deemed to have control over the subsidiaries’ operations. Investments in which the Company has the ability to exercise significant influence, but does not have a controlling interest, are accounted for using the equity method.

Unless the context otherwise requires, references to "we," "us," "our," and the "Company" refer to the Company and its consolidated subsidiaries prior to the consummation of the Merger. See Note 24 — Subsequent Events for additional detail on the Acamar Partners Acquisition Corp. Merger.

Subsidiary Operations

The Company owns 100% of Orange Grove Fleet Solutions, LLC (a Virginia LLC), 100% of Orange Peel Protection Reinsurance Co. Ltd. (a Turks and Caicos Islands, British West Indies company) and 100% of Orange Peel LLC (a Delaware LLC), which owns 100% of Orange Peel Reinsurance, Ltd. (a Turks and Caicos Islands, British West Indies company).

Orange Grove Fleet Solutions, LLC (“Orange Grove”)

Orange Grove is primarily engaged in the leasing of fleet vehicles to commercial customers and was originally established as a joint venture with a third party to expand Orange Grove’s products to the Company’s customer base.

On September 13, 2018, Orange Grove redeemed the 80% membership interest of its majority member (the “redemption”). Prior to the redemption, the Company had a 20% membership interest in Orange Grove and accounted for its investment using the equity method. As a result of the redemption, the Company became the sole member of Orange Grove. Accordingly, the Company accounted for the redemption as a business combination (step-acquisition with no consideration transferred) using the acquisition method of accounting under Accounting Standards Codification (“ASC”) 805 Business Combinations. The net assets acquired and liabilities assumed as of September 13, 2018 were not material. In accordance with ASC 805, the Company remeasured its 20% membership interest in Orange Grove at its acquisition date fair value and used the acquisition date fair value of its remeasured interest in determining the fair value of the consideration transferred when applying the acquisition method of accounting. The result of the remeasurement and application of acquisition method of accounting was an immaterial gain on the transaction that is recorded in Other income (expense) in the consolidated statements of operations. Subsequent to the redemption of the majority member interest, the Company consolidated Orange Grove.

The results of operations of Orange Grove since September 13, 2018 are included in the Company’s consolidated statements of operations. The revenues and results of operations attributable to Orange Grove for the period from the date of acquisition, September 13, 2018, through December 31, 2018 were immaterial. The impact on the Company’s revenues and net loss for purposes of pro forma statements of operations for the year ended December 31, 2018 were immaterial.